Summary of Significant Accounting Policies Schedule of Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		$ 698,708	$ 582,197
Less—Accumulated depreciation		(231,130)	(179,950)
Construction in progress		26,801	21,851
Property, Plant and Equipment, Net	531,897	494,379	424,098	331,312
Land and improvements
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		87,720	81,170
Buildings and improvements
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		133,368	119,414
Furniture, fixtures and equipment
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		243,565	192,514
Computer equipment and software
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		91,588	79,195
Vehicles and trailers
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		51,187	40,825
Leasehold improvements
Property, Plant and Equipment
Property and equipment excluding construction in progress, gross		$ 91,280	$ 69,079